Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Geographical Segment Information

During the years ended December 31, 2024, and 2023, the Company’s operations were in the resource industry in Turkey with head offices in Canada and a satellite office in Sofia, Bulgaria.

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2024
Revenue	$-	$7,000,836	$-	$7,000,836
Finance cost	2,536,892	23,756	-	2,560,648
Depletion	-	1,300,417	-	1,300,417
Depreciation	8,394	79,014	-	87,408
Accretion of asset retirement obligation	-	269,114	-	269,114
Stock-based compensation	1,058,222	-	-	1,058,222
Impairment of O&G assets	-	9,892,000	-	9,892,000
Loss on debt extinguishment	264,050	-	-	264,050
Loss on sale and revaluation of AHFS	-	132,737	-	132,737
Gain on net monetary position	-	18,431,488	-	18,431,488
Net loss	(7,480,808)	(1,647,834)	-	(9,128,642)
As at December 31, 2024
Non-current assets	$24,277	$52,226,749	$-	$52,251,026

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2023
Revenue	$-	$16,797,366	$-	$16,797,366
Finance cost	2,202,324	46,731	-	2,249,055
Depletion	-	5,119,174	-	5,119,174
Depreciation	8,497	167,267	-	175,764
Accretion of asset retirement obligation	-	219,536	-	219,536
Stock-based compensation	2,397,261	-	-	2,397,261
Loss on debt extinguishment	8,500	-	-	8,500
Loss on impairment of assets held for sale	-	1,556,787	-	1,556,787
Gain on net monetary position	-	18,984,099	-	18,984,099
Net income (loss)	(7,900,218)	7,861,094	(4,718)	(43,842)
As at December 31, 2023
Non-current assets	$35,021	$53,710,753	$-	$53,745,774

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2022
Revenue	$-	$9,375,029	$-	$9,375,029
Finance cost	79,693	-	-	79,693
Depletion	-	1,451,032	-	1,451,032
Depreciation	4,826	140,209	-	145,035
Accretion of asset retirement obligation	-	264,075	-	264,075
Stock-based compensation	2,118,917	-	-	2,118,917
Loss on impairment of exploration and evaluation assets	-	-	3,101,343	3,101,343
Gain on debt extinguishment	97,051	-	-	97,051
Gain on net monetary position	-	1,826,495	-	1,826,495
Net income (loss)	(6,684,988)	3,577,954	(3,014,720)	(6,121,754)
As at December 31, 2022
Non-current assets	$42,781	$30,748,740	$-	$30,791,521

Schedule of Net Revenue By Product Segment

The Company’s breakdown of net revenue by product segment is as follows:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Oil	$3,323,925	$3,055,800	$4,087,664
Gas	3,676,911	13,741,566	5,287,365
	$7,000,836	$16,797,366	$9,375,029